Note 47 - Deposits Guarantee Regime	12 Months Ended
Dec. 31, 2018
Deposits Guarantee Regime Abstract
Disclosure of Deposits Guarantee Regime

47. Deposits guarantee regime

The Bank is included in the Deposits Guarantee Fund Insurance System of Law No. 24,485, Regulatory Decrees No. 540/95, No. 1292/96, No. 1127/98 and No. 30/18 and Communication “A” 5943 issued by the BCRA

That law provided for the incorporation of the company “Seguros de Depósitos Sociedad Anónima” (SEDESA) for the purpose of managing the Deposits Guarantee Fund (DGF), the shareholders of which, pursuant to the changes introduced by Decree No. 1292/96, will be the BCRA with at least one share and the trustees of the trust with financial institutions in the proportion determined by the BCRA for each, based on their contributions to the DGF.

In August 1995 that company was incorporated, and the Bank has a 10.038% share of the corporate stock.

The Deposits Guarantee Insurance System, which is limited, mandatory and for valuable consideration, has been created for the purpose of covering bank deposit risks as a supplement of the deposits privileges and protection system set forth by the Law on Financial Institutions.

The guarantee covers the refund of the principal paid plus interest accrued up to the date of revocation of the authorization to operate or until the date of suspension of the Bank by application of Section 49 of the Articles of Organization of the BCRA, if this measure had been adopted previously, without exceeding the amount of four hundred and fifty thousand pesos. For transactions in the name of two or more people, the guarantee shall be distributed on a pro-rata basis among them. In no case shall the total guarantee per person exceed the aforementioned amount, regardless of the number of accounts and/or deposits.

In addition, it is set forth that financial institutions shall make a monthly contribution to the DGF an amount equivalent to 0.015% of the monthly average of daily balances of the items listed in the related regulations.

As of December 31, 2018 and 2017 the contributions to the Fund have been recorded in the item “Other operating expenses - Contributions to the deposits guarantee fund” in the amounts of 394,431 and 348,836, respectively.

On February 28, 2019, BCRA issued Communication “A” 6654 setting forth an increase in the guarantee from pesos four hundred and fifty thousand to pesos one million, effective March 1, 2019.